PIMCO REALPATH Blend Income Fund Expense Example, No Redemption - PIMCO REALPATH Blend Income Fund - A	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 672
Expense Example, No Redemption, 3 Years	933
Expense Example, No Redemption, 5 Years	1,213
Expense Example, No Redemption, 10 Years	$ 2,009